Basis of Presentation and Going Concern (Details) - USD ($)				3 Months Ended		9 Months Ended
	Oct. 31, 2025	Apr. 16, 2025	Feb. 28, 2022	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Basis of Presentation and Going Concern [Line Items]
Inflation rate			100.00%
Net losses				$ 1,018,114	$ 11,158,410	$ 20,946,199	$ 30,436,921
Accumulated losses				201,879,415		201,879,415		$ 180,933,216
Cash				1,550,850		1,550,850
Percentage of convertible notes		12.50%
Commitment amount				10,000,000		10,000,000
April 2029 Convertible Notes [Member]
Basis of Presentation and Going Concern [Line Items]
Aggregate principal amount		$ 23,000,000
April 2025 Note Subscription Agreement [Member] | Maximum [Member]
Basis of Presentation and Going Concern [Line Items]
Aggregate principal amount						18,000,000
April 2025 Note Subscription Agreement [Member] | Minimum [Member]
Basis of Presentation and Going Concern [Line Items]
Aggregate principal amount						5,000,000
October 2029 Convertible Notes [Member]
Basis of Presentation and Going Concern [Line Items]
Percentage of convertible notes	11.00%
Aggregate principal amount	$ 100,000,000					50,000,000
Issued convertible notes				$ 100,000,000		100,000,000
October 2029 Convertible Notes [Member] | Maximum [Member]
Basis of Presentation and Going Concern [Line Items]
Aggregate principal amount						$ 50,000,000